Contingencies, letters of credit and other commitments	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Contingencies, letters of credit and other commitments
27.	Contingencies, letters of credit and other commitments

a)	Contingencies
There are pending operational and personnel related claims against the Group. In the opinion of management, these claims are adequately provided for in long-term provisions on the consolidated statements of financial position and settlement should not have a significant impact on the Group’s financial position or results of operations.

b)	Letters of credit
As at December 31, 2022, the Group had $66.8 million of outstanding letters of credit (2021 - $47.4 million).

c)	Other commitments
As at December 31, 2022, the Group had $149.8 million of purchase commitments (2021 – $75.1 million) and $13.9 million of purchase orders for leases that the Group intends to enter into and that are expected to materialize within a year (2021 – $13.2 million).